STOCK COMPENSATION PLANS (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock option plans
Number of Shares, Outstanding	237,152	237,152
Number of Shares, Exercisable	124,861	124,861
Number of Shares, Unvested Options	112,291	112,291
Weighted Average Remaining Contractual Life-Years	7 months 2 days	1 year 25 days
Stock option plans, additional disclosures
Percentage of stock options to be vested immediately upon issue	20.00%	20.00%
Future compensation expenses	$ 0	$ 0
Minimum
Stock option plans, additional disclosures
Vesting period of stock options	2 years	2 years
Maximum
Stock option plans, additional disclosures
Vesting period of stock options	5 years	5 years
$9.75
Stock option plans
Exercise Price (in dollars per share)	$ 9.75	$ 9.75
Number of Shares, Outstanding	217,152	217,152
Number of Shares, Exercisable	120,861	120,861
Number of Shares, Unvested Options	96,291	96,291
Weighted Average Remaining Contractual Life-Years	5 months 23 days	11 months 16 days
$10.65
Stock option plans
Exercise Price (in dollars per share)	$ 10.65	$ 10.65
Number of Shares, Outstanding	10,000	10,000
Number of Shares, Exercisable	2,000	2,000
Number of Shares, Unvested Options	8,000	8,000
Weighted Average Remaining Contractual Life-Years	1 year 14 days	1 year 6 months 14 days
$12.00
Stock option plans
Exercise Price (in dollars per share)	$ 12.00	$ 12.00
Number of Shares, Outstanding	10,000	10,000
Number of Shares, Exercisable	2,000	2,000
Number of Shares, Unvested Options	8,000	8,000
Weighted Average Remaining Contractual Life-Years	2 years 5 months 16 days	2 years 11 months 16 days